Offerings - Offering: 1	Jun. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	BANK5 2026-5YR23, Commercial Mortgage Pass-Through Certificates, Series 2026-5YR23
Amount Registered | shares	991,466,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 991,466,000
Amount of Registration Fee	$ 136,921.46
Offering Note

(1)	For purposes of calculating the amount registered, it is assumed that the aggregate initial certificate balance of the Class A-2 and Class A-3 trust components will be $777,102,000.
(2)	Estimated solely for the purpose of calculating the registration fee.